EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2020
EXPENSES BY NATURE
EXPENSES BY NATURE

22.  EXPENSES BY NATURE

GFL’s expenses by nature are as follows:

	Successor			Predecessor
	December 31,	December 31,	December 31,	May 31, 2018
	2020	2019	2018 (214 days)	(151 days)
Employee benefits	$1,308.1	$1,022.5	$383.7	$207.0
Transfer and disposal costs	1,002.0	873.5	314.6	161.3
Interest and other finance costs	597.6	532.2	242.2	127.4
Depreciation of property and equipment	810.6	465.3	178.2	66.3
Amortization of intangible assets	427.0	334.1	127.5	40.9
Other expense	408.1	286.5	116.9	61.9
Transaction costs	60.1	65.5	103.7	42.4
IPO transaction costs	46.2	—	—	—
Acquisition, rebranding and other integration costs	11.4	36.4	13.0	8.8
Unbilled revenue reversal	—	31.6	—	—
Maintenance and repairs	244.1	183.8	65.6	31.9
Fuel costs	159.0	155.9	64.8	35.2
(Gain) loss on foreign exchange	(37.3)	(48.9)	39.6	16.6
Share-based payments	37.9	14.5	2.0	18.8
Loss (gain) on sale of property and equipment	4.6	1.2	4.7	(0.1)
Mark-to-market loss on Purchase Contracts	449.2	—	—	—
Impairment and other charges	21.4	—	—	—
Deferred purchase consideration	2.0	2.0	1.0	1.0
Total expenses by nature	$5,552.0	$3,956.1	$1,657.5	$819.4